Change of ADS ratio	12 Months Ended
Dec. 31, 2015
Change Of ADS Ratio Disclosure [Abstract]
Change Of ADS Ratio Disclosure [Text Block]
(27)	Change of ADS ratio

On August 13, 2015, the Company received a notice from the New York Stock Exchange (the "NYSE") stating that the Company was not in compliance with the NYSE's price criteria for continued listing standard because, as of August 12, 2015, the average closing price of the Company's American Depositary Shares, or ADSs, was less than $1.00 per ADS over a consecutive 30 trading-day period.

In accordance with Section 802.01C of the NYSE's Listed Company Manual, the Company was provided with a period of six months ("the Cure Period") following receipt of the notice to regain compliance with the minimum share price requirement. The Company can regain compliance during the Cure Period if the Company's ADSs have a closing share price of at least $1.00 per ADS on the last trading day of any calendar month during the period and also have an average closing price of at least $1.00 per ADS over the 30 trading-day period ending on the last trading day of that month. The Company can also regain compliance if at the expiration of the six-month Cure Period, both a $1.00 or above closing price per ADS on the last trading day of the Cure Period and a $1.00 or above average closing price per ADS over the 30 trading-day period ending on the last trading day of the Cure Period are attained.

Effective on December 28, 2015, the Company changed the ratio of its American Depositary Shares (“ADSs”) to ordinary shares from one (1) ADS representing one (1) ordinary share to one (1) ADS representing ten (10) ordinary shares. Pursuant to the ratio change, each shareholder of record at the close of business on December 28, 2015 was required to exchange every ten ADSs then held for one new ADS. The ratio change brought the Company back into compliance with all NYSE listing standards. The historical and present loss per share for the periods presented herein has been retrospectively adjusted to reflect such effect.